Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment
Schedule of property, plant and equipment

				Furniture
				and
				fixtures,
				other
			Plant	equipment
		Leasehold	and	and motor	Construction
	Buildings	improvements	equipment	vehicles	in progress	Total

	(in US$’000)
Cost
As at January 1, 2021	2,372	16,346	5,643	23,040	3,050	50,451
Additions	—	452	24	3,189	19,669	23,334
Disposals	—	(275)	(19)	(705)	—	(999)
Transfers	—	916	197	1,849	(2,962)	—
Exchange differences	60	389	142	584	213	1,388
As at December 31, 2021	2,432	17,828	5,987	27,957	19,970	74,174
Accumulated depreciation
As at January 1, 2021	1,626	8,652	1,747	14,256	—	26,281
Depreciation	120	2,904	574	3,244	—	6,842
Disposals	—	(223)	(18)	(688)	—	(929)
Exchange differences	42	238	49	376	—	705
As at December 31, 2021	1,788	11,571	2,352	17,188	—	32,899
Net book value
As at December 31, 2021	644	6,257	3,635	10,769	19,970	41,275

				Furniture
				and
				fixtures,
				other
			Plant	equipment
		Leasehold	and	and motor	Construction
	Buildings	improvements	equipment	vehicles	in progress	Total

	(in US$’000)
Cost
As at January 1, 2020	2,212	17,022	4,474	19,571	928	44,207
Additions	—	269	59	2,993	4,571	7,892
Disposals	—	(3,103)	(3)	(1,846)	—	(4,952)
Transfers	—	1,014	789	913	(2,716)	—
Exchange differences	160	1,144	324	1,409	267	3,304
As at December 31, 2020	2,372	16,346	5,643	23,040	3,050	50,451
Accumulated depreciation
As at January 1, 2020	1,406	8,304	1,155	12,487	—	23,352
Depreciation	112	2,701	484	2,646	—	5,943
Disposals	—	(3,051)	(1)	(1,815)	—	(4,867)
Exchange differences	108	698	109	938	—	1,853
As at December 31, 2020	1,626	8,652	1,747	14,256	—	26,281
Net book value
As at December 31, 2020	746	7,694	3,896	8,784	3,050	24,170